Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	$ 57,091,166
Recoveries related to Ukraine Conflict (Note 25)	194,750	$ 1,287,972	$ (2,665,651)
Impairments (Note 26)	(49,766)	(86,855)	(96,591)
Net book value at end of period	58,575,672	57,091,166
Flight Equipment Held For Operating Leases
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	57,091,166	55,220,809
Additions	6,550,861	6,436,690
Depreciation	(2,548,219)	(2,446,751)
Disposals and transfers to held for sale	(2,210,815)	(1,877,175)
Transfers to/from investment in finance leases, net/inventory	(284,463)	(170,900)
Recoveries related to Ukraine Conflict (Note 25)	26,909	15,072
Impairments (Note 26)	(49,766)	(86,579)
Net book value at end of period	58,575,672	57,091,166	$ 55,220,809
Accumulated depreciation and impairment as of December 31, 2024 and 2023, respectively:	$ (15,398,485)	$ (13,789,382)